Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Restricted cash and cash equivalents	$ 644.6	$ 1,400.1
Investments in associates, at fair value	11,057.7	8,144.8
Holding company cash and investments
Consolidated Balance Sheets
Assets pledged for derivative obligations	207.8	193.6
Portfolio investments
Consolidated Balance Sheets
Restricted cash and cash equivalents	640.4	1,240.7
Bonds, at cost	39,655.2	37,852.9
Preferred stocks, at cost	957.4	944.6
Common stocks, at cost	7,926.0	7,116.1
Investments in associates, at fair value	11,057.7	8,144.8
Derivatives and other invested assets, at cost	1,312.7	903.9
Assets pledged for derivative obligations, at cost	187.2	154.8
Portfolio investments | Fairfax India
Consolidated Balance Sheets
Fairfax India cash, portfolio investments and associates, at fair value	$ 3,685.1	$ 3,163.3